Segment information	12 Months Ended
Dec. 31, 2021
Segment information
Segment information

5. Segment information

Nokia has four operating and reportable segments for the financial reporting purposes: (1) Mobile Networks, (2) Network Infrastructure, (3) Cloud and Network Services and (4) Nokia Technologies.

In addition, Nokia provides net sales disclosure for the following business divisions within the Network Infrastructure segment: (i) IP Networks, (ii) Optical networks, (iii) Fixed Networks and (iv) Submarine Networks.

Nokia adopted its current operational and reporting structure on 1 January 2021. The reporting structure was revised to reflect Nokia’s new strategy and operational model and is aligned with the way the management evaluates the operational performance of Nokia and allocates resources. Previously Nokia had three reportable segments: (1) Networks, (2) Nokia Software and (3) Nokia Technologies. Furthermore, Networks reportable segment consisted of four aggregated operating segments: (1) Mobile Networks, (2) Global Services, (3) Fixed Networks and (4) IP/Optical Networks. The most significant changes to the operational and reporting structure are the reclassifications of the following product areas:

◾	Network management was reclassified from Nokia Software to Mobile Networks
◾	Submarine Networks was reclassified from Group Common and Other to Network Infrastructure
◾	Packet Core was reclassified from IP/Optical Networks to Cloud and Network Services
◾	Managed Services, Network Cognitive Services and Enterprise Solution Services were reclassified from Global Services to Cloud and Network Services
◾	Digital Automation and Analytics & IoT was reclassified from Group Common and Other to Cloud and Network Services

Segment information for 2020 and 2019 has been recast for comparability purposes according to the new operating and reporting structure.

The President and CEO is the chief operating decision-maker monitoring the operating results of segments for the purpose of assessing performance and making decisions about resource allocation. Key financial performance measures of the segments comprise primarily net sales and segment operating profit. The evaluation of segment performance and allocation of resources is primarily based on segment operating profit which the management believes is the most relevant measure for this purpose. Segment operating profit excludes acquired intangible asset amortization and other purchase price fair value adjustments, goodwill impairments, restructuring related charges and certain other items of income and expenses that may not be indicative of the business operating results.

Accounting policies of the segments are the same as those described in Note 2, Significant accounting policies, except that certain above-mentioned items of income and expenses are not allocated to the segments. Inter-segment revenues and transfers are accounted for as if the revenues were to third parties, that is, at current market prices.

Segment descriptions

Mobile Networks

The Mobile Networks segment offers technologies for Radio Access Networks (RAN) as well as Microwave Radio Links (MWR) for transport networks. RAN includes 3GPP radio technologies ranging from 2G/GSM to 5G/NR in licensed and unlicensed spectrum for both macro and small cell deployments. In addition to RAN and MWR products, the Mobile Networks segment provides associated network management solutions as well as network planning, network optimization, network deployment and technical support services.

Network Infrastructure

The Network Infrastructure segment serves communication service providers, enterprises, webscales and public sector customers. It comprises the following business divisions: (i) IP Networks, which provides IP networks and services for residential, mobile, enterprise and cloud applications; (ii) Optical Networks, which provides optical transport networks for metro, regional, longhaul and ultra-longhaul applications; (iii) Fixed Networks, which provides fiber, fixed wireless access, and copper technologies; and (iv) Submarine Networks, which offers undersea cable transmission.

Cloud and Network Services

The Cloud and Network Services segment is built around software and the cloud and is focused on driving leadership in cloud-native software and as-a-service delivery models, as demand for critical networks accelerates; and with strong market positions in communications software, private wireless networks, and cognitive (or intelligent) services. The Cloud and Network Services portfolio encompasses core network solutions, including both voice and packet core; business applications covering areas like security and digital operations; cloud and cognitive services; and enterprise solutions covering private wireless and industrial automation.

Nokia Technologies

The Nokia Technologies segment, building on decades of innovation and R&D leadership in technologies used in virtually all mobile devices used today, is expanding the Nokia patent licensing business, reintroducing the Nokia brand to smartphones through brand licensing, and establishing a technology licensing business. The majority of net sales and related costs and expenses attributable to licensing and patenting the patent portfolio of Nokia is recorded in Nokia Technologies, while each segment separately records its own research and development expenses.

Nokia also provides segment-level information for Group Common and Other. Group Common and Other includes Radio Frequency Systems which is managed as a separate entity. In addition, Group Common and Other includes certain corporate-level and centrally managed operating expenses, as well as fair value gains and losses on investments in unlisted venture funds, including investments managed by NGP Capital.

Segment information

						Eliminations and
		Network	Cloud and	Nokia	Group Common	unallocated	Nokia
EURm	Mobile Networks	Infrastructure(1)	Network Services	Technologies	and Other	items(2)	Group
2021
Net sales to external customers	9 711	7 673	3 088	1 490	240	–	22 202
Net sales to other segments	6	1	1	12	17	(37)	–
Operating profit/(loss)	765	784	166	1 185	(125)	(617)	2 158
Share of results of associated companies and joint ventures	6	(1)	6	(2)	–		9
Financial income and expenses							(241)
Profit before tax							1 926

Other segment items
Depreciation and amortization	(338)	(208)	(95)	(33)	(30)	(391)	(1 095)
2020
Net sales to external customers	10 394	6 735	3 086	1 389	250	(2)	21 852
Net sales to other segments	4	1	1	13	19	(38)	–
Operating profit/(loss)	819	457	(67)	1 123	(251)	(1 196)	885
Share of results of associated companies and joint ventures	22	(1)	5	1	(5)		22
Financial income and expenses							(164)
Profit before tax							743

Other segment items
Depreciation and amortization	(347)	(200)	(114)	(39)	(25)	(407)	(1 132)
2019
Net sales to external customers	11 325	6 902	3 327	1 473	317	(29)	23 315
Net sales to other segments	2	1	–	14	54	(71)	–
Operating profit/(loss)	384	562	136	1 200	(279)	(1 518)	485
Share of results of associated companies and joint ventures	9	(1)	4	–	–		12
Financial income and expenses							(341)
Profit before tax							156

Other segment items
Depreciation and amortization	(228)	(129)	(66)	(33)	(280)	(924)	(1 660)

(1)   Includes IP Networks net sales of EUR 2 679 million (EUR 2 585 million in 2020 and EUR 2 700 million in 2019), Optical Networks net sales of EUR 1 708 million (EUR 1 695 million in 2020 and EUR 1 752 million in 2019), Fixed Networks net sales of EUR 2 358 million (EUR 1 759 million in 2020 and EUR 1 881 million in 2019) and Submarine Networks net sales of EUR 929 million (EUR 697 million in 2020 and EUR 570 million in 2019).

(2)   Unallocated items comprise costs related to the acquired intangible asset amortization and other purchase price fair value adjustments, goodwill impairments, restructuring related charges and certain other items.

Material reconciling items between total segment operating profit and operating profit for the Group

EURm	2021	2020	2019
Total segment operating profit	2 775	2 081	2 003
Amortization of acquired intangible assets	(391)	(407)	(924)
Restructuring and associated charges	(263)	(651)	(502)
Settlement of legal disputes	80	–	–
Gain on sale of fixed assets	53	–	–
Impairment and write-off of assets, net of reversals	(45)	(241)	(29)
Change in provisions related to past acquisitions	(26)	–	–
Fair value changes of legacy IPR fund	(23)	–	–
Gain on defined benefit plan amendment	–	90	168
Transaction and related costs, including integration costs	–	11	(48)
Product portfolio strategy costs	–	–	(163)
Operating model integration	–	–	(12)
Other	(2)	2	(8)
Operating profit for the Group	2 158	885	485

Information by geographies and customer concentration

Net sales to external customers by country

	Net sales(1)
EURm	2021	2020	2019
Finland(1)	1 605	1 480	1 552
United States	6 791	6 792	6 645
Japan	1 030	904	977
India	1 022	945	1 350
Other	11 754	11 731	12 791
Total	22 202	21 852	23 315
(1)	Net sales to external customers by country are based on the location of the customer, except for Nokia Technologies IPR and licensing net sales which are allocated to Finland. In 2021, Nokia aligned how it externally reports financial information on a geographical basis with its internal reporting structure. As a result, a portion of net sales has been reallocated between countries. The comparative information for 2020 and 2019 has been recast accordingly.

Major customers

As is typical for our industry, Nokia’s net sales are largely driven by multi-year customer agreements with limited amount of significant customers. Net sales from Nokia’s largest customer were 11% (11% in 2020 and less than 10% in 2019) of net sales to external customers. Net sales from the largest customer were reported by Mobile Networks, Networks Infrastructure, Cloud and Network Services as well as Group Common and Other.

Non-current assets by country

Non-current assets(1)
EURm	2021	2020
Finland	1 348	1 382
United States	5 083	4 843
France	2 029	1 857
Other	1 399	1 533
Total	9 859	9 615

(1) Consists of goodwill and intangible assets, property, plant and equipment and right-of-use assets.